Retirement benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	₨ (177)	$ (3)	₨ (166)
Decrease by 0.50%	203	3	170
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	204	3	151
Decrease by 0.50%	₨ (170)	$ (2)	₨ (145)